UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number              811-08510

                             Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

                                San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

William J. Guilfoyle, President

Four Embarcadero Center, Suite 550

                                San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-788-6036

Date of fiscal year end:   December 31

Date of reporting period:   March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

MATTHEWS ASIA PACIFIC FUND	March 31, 2008
SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: 99.7%

	SHARES	VALUE
JAPAN: 41.9%
Funai Zaisan Consultants Co., Ltd.+	7,081	$12,463,347
Unicharm Petcare Corp.	351,600	11,189,351
Benesse Corp.	228,100	10,764,131
Nintendo Co., Ltd.	18,800	9,836,247
Yahoo! Japan Corp.	17,612	9,255,987
Ichiyoshi Securities Co., Ltd.	764,900	7,745,445
Nomura Research Institute, Ltd.	282,800	7,442,387
Sysmex Corp.	198,500	7,218,104
Pigeon Corp.	334,300	6,986,516
Sekisui House, Ltd.	738,000	6,894,569
Mitsubishi Estate Co., Ltd.	280,000	6,862,469
Sony Corp. ADR	170,300	6,823,921
The Sumitomo Trust & Banking Co., Ltd.	907,000	6,285,779
Point, Inc.	126,150	5,981,914
Nitto Denko Corp.	137,700	5,854,901
Daibiru Corp.	598,700	5,742,053
GCA Savvian Group Corp.[b]	1,424	5,128,571
Nidec Corp.	79,500	4,905,769
Sumitomo Realty & Development Co., Ltd.	270,000	4,810,213
Takeda Pharmaceutical Co., Ltd.	95,600	4,799,320
ORIX Corp.	32,620	4,498,831
Hoya Corp.	189,400	4,475,119
Toyota Motor Corp. ADR	38,200	3,853,998
Canon, Inc. ADR	82,650	3,832,481
Keyence Corp.	14,600	3,397,218
Takeuchi Manufacturing Co., Ltd.	131,600	2,715,068
Toray Industries, Inc.	356,000	2,333,352

Total Japan		172,097,061

CHINA/HONG KONG: 20.1%
China Mobile, Ltd. ADR	124,800	9,361,248
Hang Lung Group, Ltd.	1,379,000	6,591,030
Lenovo Group, Ltd.	9,610,000	6,273,686
China Merchants Bank Co., Ltd. H Shares	1,625,000	5,707,812
Dairy Farm International Holdings, Ltd.	1,256,400	5,579,955
Shangri-La Asia, Ltd.	1,988,000	5,420,298
China Life Insurance Co., Ltd. H Shares	1,528,000	5,308,323
LDK Solar Co., Ltd. ADR[b]	193,800	5,232,600
China Vanke Co., Ltd. B Shares	2,076,114	4,651,112
Pico Far East Holdings, Ltd.	37,582,000	4,467,147
Television Broadcasts, Ltd.	788,000	4,242,001
The9, Ltd. ADR[b]	199,300	4,085,650
Ctrip.com International, Ltd. ADR	73,900	3,918,178
NetEase.com, Inc. ADR[b]	194,800	3,742,108
China Merchants Holdings International Co., Ltd.	622,000	2,982,136
Ping An Insurance (Group) Co. of China, Ltd. H Shares	408,500	2,934,455
Dongfeng Motor Group Co., Ltd. H Shares	5,012,000	2,277,125

Total China/Hong Kong		82,774,864

SOUTH KOREA: 10.3%
Hanmi Pharmaceutical Co., Ltd.	51,654	8,128,960
Shinhan Financial Group Co., Ltd.	113,517	5,996,988
Kiwoom Securities Co., Ltd.	100,715	5,751,362
NHN Corp.[b]	22,470	5,276,556
Amorepacific Corp.	8,804	4,769,460
Hyundai Department Store Co., Ltd.	45,970	4,436,249
CDNetworks Co., Ltd.[b]	255,243	4,118,431
Hana Financial Group, Inc.	95,420	3,910,981

Total South Korea		42,388,987

INDIA: 9.0%
Sun Pharmaceutical Industries, Ltd.[b]	394,073	12,191,757
Dabur India, Ltd.	2,973,060	8,219,176
HDFC Bank, Ltd.	221,500	7,469,635
Infosys Technologies, Ltd.	125,678	4,536,980
Bharti Airtel, Ltd.[b]	153,131	3,166,643
Financial Technologies India, Ltd.	30,015	1,201,583

Total India		36,785,774

THAILAND: 5.0%
Land & Houses Public Co., Ltd.	22,417,300	7,293,325
Advanced Info Service Public Co., Ltd.	1,945,100	6,200,473
Major Cineplex Group Public Co., Ltd.	7,285,400	4,221,298
Siam Commercial Bank Public Co., Ltd.	1,014,400	2,996,322

Total Thailand		20,711,418

SINGAPORE: 3.8%
DBS Group Holdings, Ltd.	519,700	6,843,590
Hyflux, Ltd.	2,130,812	4,703,109
Fraser and Neave, Ltd.	1,162,000	4,137,823

Total Singapore		15,684,522

AUSTRALIA: 3.5%
AXA Asia Pacific Holdings, Ltd.	1,424,589	7,192,774
Tabcorp Holdings, Ltd.	297,625	3,861,069
Computershare, Ltd.	437,302	3,504,998

Total Australia		14,558,841

TAIWAN: 3.5%
Taiwan Secom Co., Ltd.	3,579,160	7,389,023
Taiwan Semiconductor Manufacturing Co., Ltd.	3,393,029	7,021,793

Total Taiwan		14,410,816

INDONESIA: 2.6%
Bank Rakyat Indonesia	7,889,500	5,446,254
PT Astra International	1,925,500	5,111,947

Total Indonesia		10,558,201

TOTAL INVESTMENTS: 99.7%		409,970,484
(Cost $371,608,199c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.3%		1,348,266

NET ASSETS: 100.0%		$411,318,750

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security

[c]	Cost of investments is $371,608,199 and net unrealized appreciation consists of:

Gross unrealized appreciation	$85,303,771
Gross unrealized depreciation	(46,941,486)

Net unrealized appreciation	$38,362,285

†	Affiliated Issuer, as defined under the Investment Company Act of 1940

(ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

MATTHEWS ASIA PACIFIC EQUITY INCOME FUND	March 31, 2008
SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: 95.9%

	SHARES	VALUE
CHINA/HONG KONG: 20.3%
CLP Holdings, Ltd.	289,500	$2,395,562
BOC Hong Kong Holdings, Ltd.	966,000	2,347,194
Hang Seng Bank, Ltd.	113,900	2,076,642
ASM Pacific Technology, Ltd.	242,000	1,757,950
Café de Coral Holdings, Ltd.	912,000	1,751,594
Television Broadcasts, Ltd.	287,000	1,544,993
VTech Holdings, Ltd.	302,000	1,475,445
Sa Sa International Holdings, Ltd.	3,800,000	1,425,951
Next Media, Ltd.	3,460,000	1,357,026
Pico Far East Holdings, Ltd.	10,696,000	1,271,369
Huaneng Power International, Inc. H Shares	836,000	639,445
Huaneng Power International, Inc. ADR	17,500	534,450

Total China/Hong Kong		18,577,621

JAPAN: 19.2%
Lawson, Inc.	75,700	3,363,760
The Sumitomo Trust & Banking Co., Ltd.	383,000	2,654,304
Benesse Corp.	54,800	2,586,034
Monex Beans Holdings, Inc.	3,694	2,126,634
Eisai Co., Ltd.	58,100	2,000,430
Hisamitsu Pharmaceutical Co., Inc.	36,000	1,320,467
Takeda Pharmaceutical Co., Ltd.	24,700	1,239,992
Tokyu REIT, Inc.	155	1,173,240
Hitachi Koki Co., Ltd.	92,000	1,184,142

Total Japan		17,649,003

TAIWAN: 15.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,876,298	3,882,954
Cyberlink Corp.	535,000	2,348,341
Chunghwa Telecom Co., Ltd.	857,727	2,264,327
President Chain Store Corp.	485,000	1,662,032
Giant Manufacturing Co., Ltd.	647,000	1,636,602
Taiwan Secom Co., Ltd.	609,000	1,257,254
Johnson Health Tech Co., Ltd.	325,000	608,787
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	50,087	514,394

Total Taiwan		14,174,691

SINGAPORE: 8.2%
Singapore Press Holdings, Ltd.	831,000	2,789,280
Venture Corp., Ltd.	240,000	1,852,960
Parkway Life REIT	1,430,868	1,243,371
Singapore Post, Ltd.	1,142,000	958,298
Yellow Pages (Singapore), Ltd.	1,067,000	642,657

Total Singapore		7,486,566

AUSTRALIA: 7.0%
AXA Asia Pacific Holdings, Ltd.	323,439	1,633,049
Billabong International, Ltd.	130,951	1,558,839
Coca-Cola Amatil, Ltd.	179,498	1,397,013
Insurance Australia Group, Ltd.	320,121	1,077,528
Tabcorp Holdings, Ltd.	61,523	798,134

Total Australia		6,464,563

MALAYSIA: 6.4%
Media Prima BHD	3,235,900	2,296,845
Public Bank BHD	676,000	2,225,039
Berjaya Sports Toto BHD	811,200	1,310,919

Total Malaysia		5,832,803

UNITED KINGDOM: 4.0%
HSBC Holdings PLC ADR	26,900	2,213,870
HSBC Holdings PLC	90,800	1,489,264

Total United Kingdom		3,703,134

INDIA: 3.7%
Ashok Leyland, Ltd.[b]	1,895,000	1,681,982
HCL-Infosystems, Ltd.	230,167	931,252
Chennai Petroleum Corp., Ltd.	105,000	736,683

Total India		3,349,917

SOUTH KOREA: 3.5%
Hana Financial Group, Inc.	37,640	1,542,751
SK Telecom Co., Ltd.	4,488	849,557
SK Telecom Co., Ltd. ADR	36,300	784,443

Total South Korea		3,176,751

THAILAND: 3.4%
Advanced Info Service Public Co., Ltd.	540,600	1,723,292
PTT Public Co., Ltd.	136,500	1,378,431

Total Thailand		3,101,723

PHILIPPINES: 3.0%
Globe Telecom, Inc.	77,320	2,795,168

Total Philippines		2,795,168

INDONESIA: 1.8%
PT Telekomunikasi Indonesia ADR	25,200	1,056,888
PT Telekomunikasi Indonesia	559,000	589,673

Total Indonesia		1,646,561

TOTAL COMMON EQUITIES		87,958,501

(Cost $85,590,060)

PREFERRED EQUITIES: 1.7%

JAPAN: 1.7%
Ito En, Ltd., Pfd.	140,400	1,582,395

Total Japan		1,582,395

TOTAL PREFERRED EQUITIES		1,582,395

(Cost $1,555,339)

TOTAL INVESTMENTS: 97.6%		89,540,896
(Cost $87,145,399c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.4%		2,194,515

NET ASSETS: 100.0%		$91,735,411

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security

[c]	Cost of investments is $87,145,399 and net unrealized appreciation consists of:

Gross unrealized appreciation	$8,338,788
Gross unrealized depreciation	(5,943,291)

Net unrealized appreciation	$2,395,497

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

MATTHEWS PACIFIC TIGER FUND	March 31, 2008
SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: 99.4%
	SHARES	VALUE
CHINA/HONG KONG: 32.6%
Lenovo Group, Ltd.	138,688,000	$90,539,537
Swire Pacific, Ltd. A Shares	7,522,500	85,254,113
Hang Lung Group, Ltd.	17,425,000	83,284,051
NWS Holdings, Ltd.	22,523,636	76,559,117
Shangri-La Asia, Ltd.	19,672,000	53,635,862
Television Broadcasts, Ltd.	9,420,700	50,713,980
Dairy Farm International Holdings, Ltd.	10,937,300	48,575,010
Tencent Holdings, Ltd.	8,362,000	48,254,540
Dah Sing Financial Holdings, Ltd.	6,845,600	45,123,820
Ping An Insurance (Group) Co. of China, Ltd. H Shares	6,101,000	43,826,467
NetEase.com, Inc. ADR[b]	2,190,600	42,081,426
China Mobile, Ltd. ADR	551,250	41,349,263
China Merchants Bank Co., Ltd. H Shares	11,316,500	39,749,205
Travelsky Technology, Ltd. H Shares+	40,812,000	30,472,911
China Vanke Co., Ltd. B Shares	13,482,943	30,205,799
Integrated Distribution Services Group, Ltd.	10,711,000	30,053,574
Agile Property Holdings, Ltd.	27,518,000	29,382,166
Dongfeng Motor Group Co., Ltd. H Shares	56,326,000	25,590,849
Ctrip.com International, Ltd. ADR	431,575	22,882,107
Towngas China Co., Ltd.[b]	52,667,000	22,354,787
Dickson Concepts International, Ltd.+	32,715,400	22,335,156
Glorious Sun Enterprises, Ltd.	41,262,000	20,177,930
China Resources Enterprise, Ltd.	5,000,000	16,224,476
Focus Media Holding, Ltd. ADR[b]	436,800	15,353,520
Dynasty Fine Wines Group, Ltd.+	69,688,000	15,235,907

Total China/Hong Kong		1,029,215,573

SOUTH KOREA: 16.8%
NHN Corp.[b]	362,280	85,073,017
Amorepacific Corp.	129,948	70,397,735
Hanmi Pharmaceutical Co., Ltd.+	444,747	69,991,299
Hana Financial Group, Inc.	1,645,983	67,463,935
MegaStudy Co., Ltd.	159,301	53,131,793
S1 Corp.	926,932	48,197,115
Yuhan Corp.	223,067	41,955,892
Samsung Securities Co., Ltd.	525,760	38,805,231
Hyundai Development Co.	532,704	36,627,234
ON*Media Corp.[b]	4,834,370	18,116,078

Total South Korea		529,759,329

INDIA: 16.1%
Cipla, Ltd.	15,174,720	83,597,826
Sun Pharmaceutical Industries, Ltd.[b]	2,679,886	82,909,810
Dabur India, Ltd.	28,958,736	80,057,899
HDFC Bank, Ltd.	1,952,568	65,846,363
Infosys Technologies, Ltd.	1,585,051	57,220,394
Bharti Airtel, Ltd.[b]	2,185,402	45,192,605
Titan Industries, Ltd.	1,436,318	38,057,188
Bank of Baroda	4,077,022	29,028,806
Sintex Industries, Ltd.	2,527,653	22,628,301
Sun Pharma Advanced Research Co., Ltd.[b]	1,237,128	2,629,427

Total India		507,168,619

SINGAPORE: 10.0%
DBS Group Holdings, Ltd.	6,035,750	79,480,854
Hyflux, Ltd.+	29,616,187	65,368,580
Fraser and Neave, Ltd.	17,479,750	62,244,508
Parkway Holdings, Ltd.	19,591,050	46,043,301
Keppel Land, Ltd.	10,416,000	42,385,526
Tat Hong Holdings, Ltd.	12,197,000	19,781,621

Total Singapore		315,304,390

THAILAND: 8.2%
Advanced Info Service Public Co., Ltd.	27,238,600	86,829,580
Land & Houses Public Co., Ltd.	156,102,800	50,787,046
Bank of Ayudhya Public Co., Ltd. NVDR[b]	61,539,600	45,414,147
Bangkok Bank Public Co., Ltd.	9,724,700	43,118,060
Amata Corp. Public Co., Ltd.+	59,894,900	32,149,398

Total Thailand		258,298,231

INDONESIA: 6.1%
PT Bank Central Asia	139,891,000	49,736,763
PT Telekomunikasi Indonesia	45,799,000	48,312,023
PT Kalbe Farma	355,674,000	38,072,885
PT Astra International	13,289,730	35,282,470
PT Telekomunikasi Indonesia ADR	265,000	11,114,100
PT Ramayana Lestari Sentosa	115,194,000	10,196,973

Total Indonesia		192,715,214

TAIWAN: 5.1%
President Chain Store Corp.	28,591,000	97,977,643
Taiwan Semiconductor Manufacturing Co., Ltd.	24,767,053	51,254,828
Hon Hai Precision Industry Co., Ltd.	1,814,000	10,443,559

Total Taiwan		159,676,030

MALAYSIA: 4.0%
Resorts World BHD	50,148,500	54,198,479
Public Bank BHD	16,107,900	53,018,797
Top Glove Corp. BHD+	15,609,880	19,168,738

Total Malaysia		126,386,014

PHILIPPINES: 0.5%
SM Prime Holdings, Inc.	70,208,117	14,336,198

Total Philippines		14,336,198

TOTAL COMMON EQUITIES: 99.4%		3,132,859,598

(Cost $2,299,665,682)

RIGHTS: 0.0%

MALAYSIA: 0.0%
Resorts World BHD, expire 04/11/08	5,014,850	797,829

Total Malaysia		797,829

TOTAL RIGHTS		797,829

(Cost $)

TOTAL INVESTMENTS: 99.4%		3,133,657,427
(Cost $2,299,665,682c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.6%		19,409,562

NET ASSETS: 100.0%		$3,153,066,989

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security

[c]	Cost of investments is $2,299,665,682 and net unrealized appreciation consists of:

Gross unrealized appreciation	$976,905,267
Gross unrealized depreciation	(142,913,522)

Net unrealized appreciation	$833,991,745

†	Affiliated Issuer, as defined under the Investment Company Act of 1940
(ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

MATTHEWS ASIAN GROWTH AND INCOME FUND	March 31, 2008
SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: 76.6%
	SHARES	VALUE
CHINA/HONG KONG: 23.9%
CLP Holdings, Ltd.	7,839,700	$64,872,157
Hang Seng Bank, Ltd.	3,307,500	60,302,837
HongKong Electric Holdings, Ltd.	6,090,500	38,652,205
Television Broadcasts, Ltd.	6,280,000	33,806,808
Café de Coral Holdings, Ltd.	17,353,100	33,328,492
Hang Lung Group, Ltd.	6,586,000	31,478,265
PCCW, Ltd.	48,711,000	30,758,784
Giordano International, Ltd.	66,675,000	27,004,401
ASM Pacific Technology, Ltd.	3,700,500	26,881,379
Next Media, Ltd.	68,536,000	26,880,089
CITIC Pacific, Ltd.	6,095,000	26,091,427
Hong Kong & China Gas Co., Ltd.	7,775,900	23,526,461
Vitasoy International Holdings, Ltd.	50,051,000	21,861,296
Hang Lung Properties, Ltd.	5,935,920	21,314,420
I-CABLE Communications, Ltd.+	129,801,000	19,537,438
Sa Sa International Holdings, Ltd.	22,898,000	8,592,482
VTech Holdings, Ltd.	571,000	2,789,666
China-Hong Kong Photo Products Holdings, Ltd.	14,998,003	1,334,586

Total China/Hong Kong		499,013,193

SINGAPORE: 15.4%
Singapore Press Holdings, Ltd.	22,741,500	76,332,631
Fraser and Neave, Ltd.	13,504,100	48,087,419
DBS Group Holdings, Ltd.	3,650,000	48,064,469
Ascendas REIT	23,690,000	41,544,441
Parkway Holdings, Ltd.	14,242,200	33,472,321
Singapore Post, Ltd.	29,248,000	24,543,161
Parkway Life REIT	26,137,110	22,712,179
Cerebos Pacific, Ltd.	8,208,000	22,644,056
Yellow Pages (Singapore), Ltd.	6,638,000	3,998,087

Total Singapore		321,398,764

TAIWAN: 13.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	31,839,352	65,890,782
Far EasTone Telecommunications Co., Ltd.	31,474,611	53,789,261
Chunghwa Telecom Co., Ltd. ADR	2,009,404	52,284,692
President Chain Store Corp.	13,653,000	46,787,057
Cathay Financial Holding Co., Ltd.	9,352,705	24,007,052
Taiwan Secom Co., Ltd.	9,745,779	20,119,745
Chunghwa Telecom Co., Ltd.	3,073,960	8,114,996
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	200,000	2,054,000

Total Taiwan		273,047,585

SOUTH KOREA: 6.7%
SK Telecom Co., Ltd.	243,608	46,113,814
Hana Financial Group, Inc.	751,889	30,817,688
KT Corp.	505,730	24,042,560
KT Corp. ADR	718,800	17,071,500
SK Telecom Co., Ltd. ADR	522,200	11,284,742
Daehan City Gas Co., Ltd.	280,300	8,914,991
G11R, Inc.	309,540	2,658,580

Total South Korea		140,903,875

THAILAND: 5.2%
Advanced Info Service Public Co., Ltd.	18,935,000	60,359,861
BEC World Public Co., Ltd.	47,386,400	43,028,478
Thai Reinsurance Public Co., Ltd.	25,672,800	4,892,387

Total Thailand		108,280,726

AUSTRALIA: 3.3%
Insurance Australia Group, Ltd.	10,161,357		34,203,144
AXA Asia Pacific Holdings, Ltd.	6,744,925		34,055,241

Total Australia			68,258,385

UNITED KINGDOM: 3.0%
HSBC Holdings PLC ADR	717,900		59,083,170
HSBC Holdings PLC	196,800		3,227,833

Total United Kingdom			62,311,003

JAPAN: 2.7%
Nippon Building Fund, Inc. REIT	2,865		36,509,594
Japan Real Estate Investment Corp. REIT	1,760		20,654,190

Total Japan			57,163,784

INDONESIA: 1.9%
PT Telekomunikasi Indonesia ADR	745,500		31,266,270
PT Tempo Scan Pacific	139,445,000		9,171,616

Total Indonesia			40,437,886

PHILIPPINES: 1.4%
Globe Telecom, Inc.	856,190		30,951,826

Total Philippines			30,951,826

TOTAL COMMON EQUITIES			1,601,767,027

(Cost $1,210,409,099)

PREFERRED EQUITIES: 2.3%

SOUTH KOREA: 2.3%
Hyundai Motor Co., Ltd., Pfd.	566,280		17,774,718
Hyundai Motor Co., Ltd., 2nd Pfd.	305,760		10,100,297
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	119,550		9,993,591
LG Household & Health Care, Ltd., Pfd.	177,830		9,875,953

Total South Korea			47,744,559

TOTAL PREFERRED EQUITIES			47,744,559

(Cost $19,413,954)

INTERNATIONAL DOLLAR BONDS: 19.7%
	FACE AMOUNT
CHINA/HONG KONG: 6.2%
Hongkong Land CB 2005, Ltd., Cnv.
2.750%, 12/21/12	$49,200,000		58,732,500
China Petroleum & Chemical Corp., Cnv.
0.000%, 04/24/14	305,950,000	[c]	42,319,155
Brilliance China Finance, Ltd. Cnv.
0.000%, 06/07/11	14,950,000		16,579,550
FU JI Food and Catering Services Holdings, Ltd., Cnv.
0.000%, 10/18/10	119,000,000	[c]	12,940,316

Total China/Hong Kong			130,571,521

MALAYSIA: 6.0%
Rafflesia Capital, Ltd., Cnv.
1.250%[d], 10/04/11	42,100,000	51,067,300
Cherating Capital, Ltd., Cnv.
2.000%, 07/05/12	44,900,000	46,471,500
Prime Venture Labuan, Ltd., Cnv.
1.000%, 12/12/08	11,170,000	15,755,285
YTL Power Finance Cayman, Ltd., Cnv.
0.000%, 05/09/10	9,400,000	11,879,250

Total Malaysia		125,173,335

INDIA: 5.9%
Ranbaxy Laboratories, Ltd., Cnv.
0.000%, 03/18/11	33,326,000	36,783,572
Tata Motors, Ltd., Cnv.
1.000%, 04/27/11	27,349,000	31,341,954
Reliance Communications, Ltd., Cnv.
0.000%, 05/10/11	22,290,000	28,832,115
Sun Pharmaceutical Industries, Ltd., Cnv.
0.000%, 11/26/09	13,269,000	25,692,008

Total India		122,649,649

SOUTH KOREA: 1.6%
SK Telecom Co., Ltd., Cnv.
0.000%, 05/27/09	29,430,000	32,667,300

Total South Korea		32,667,300

TOTAL INTERNATIONAL DOLLAR BONDS		411,061,805

(Cost $380,806,326)

TOTAL INVESTMENTS: 98.6%		2,060,573,391
(Cost $1,610,629,379e)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.4%		28,444,786

NET ASSETS: 100.0%		$2,089,018,177

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security

[c]	Face amount reflects principal in local currency.

[d]	Variable rate security. The rate represents the rate in effect at March 31, 2008.

[e]	Cost of investments is $1,610,629,379 and net unrealized appreciation consists of:

Gross unrealized appreciation	$490,987,096
Gross unrealized depreciation	(41,043,084)

Net unrealized appreciation	$449,944,012

†	Affiliated Issuer, as defined under the Investment Company Act of 1940

(ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt
Cnv.	Convertible
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

MATTHEWS ASIAN TECHNOLOGY FUND	March 31, 2008
SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: 99.8%
	SHARES	VALUE
CHINA/HONG KONG: 28.3%
China Mobile, Ltd. ADR	120,000	$9,001,200
Tencent Holdings, Ltd.	1,142,800	6,594,749
Baidu.com, Inc. ADR[b]	27,300	6,541,899
Ctrip.com International, Ltd. ADR	99,100	5,254,282
New Oriental Education & Technology Group, Inc. ADR[b]	80,700	5,234,202
Sina Corp.[b]	122,800	4,328,700
The9, Ltd. ADR[b]	186,408	3,821,364
Perfect World Co., Ltd. ADR[b]	167,324	3,799,928
Focus Media Holding, Ltd. ADR[b]	77,300	2,717,095
China Communications Services Corp., Ltd. H Shares[b]	3,680,000	2,523,922
Kingdee International Software Group Co., Ltd.	3,102,000	2,401,183
BYD Electronic (International) Co., Ltd.[b]	1,693,500	2,161,823
China High Speed Transmission Equipment Group Co., Ltd.[b]	377,000	555,238
Alibaba.com, Ltd.[b]	3,000	6,289

Total China/Hong Kong		54,941,874

JAPAN: 21.5%
Nintendo Co., Ltd.	15,085	7,892,542
Yahoo! Japan Corp.	11,166	5,868,292
Sony Corp.	140,800	5,663,209
Nikon Corp.	145,000	3,880,859
Mixi, Inc.[b]	342	3,545,607
Sumco Corp.	149,300	3,292,577
Canon, Inc. ADR	60,400	2,800,748
Nomura Research Institute, Ltd.	106,000	2,789,579
Nitto Denko Corp.	54,900	2,334,307
Ibiden Co., Ltd.	49,500	1,963,260
Murata Manufacturing Co., Ltd.	31,500	1,580,189

Total Japan		41,611,169

SOUTH KOREA: 18.2%
NHN Corp.[b]	42,195	9,908,513
Samsung Electronics Co., Ltd.	13,322	8,424,199
JVM Co., Ltd.	113,990	5,185,897
LG Electronics, Inc.	28,834	3,705,682
SSCP Co., Ltd.[b]	138,297	3,163,849
CDNetworks Co., Ltd.[b]	184,653	2,979,438
ON*Media Corp.[b]	499,330	1,871,164

Total South Korea		35,238,742

INDIA: 13.6%
Bharti Airtel, Ltd.[b]	274,373	5,673,844
Rolta India, Ltd.	584,443	3,830,864
Infosys Technologies, Ltd.	94,815	3,422,825
Tata Consultancy Services, Ltd.	166,542	3,387,899
Glenmark Pharmaceuticals, Ltd.	275,691	3,372,719
Television Eighteen India, Ltd.	281,976	2,811,882
Sun Pharmaceutical Industries, Ltd.[b]	68,365	2,115,064
Info Edge India, Ltd.	83,290	1,792,578

Total India		26,407,675

TAIWAN: 12.8%
MediaTek, Inc.	402,970	5,352,639

Hon Hai Precision Industry Co., Ltd.	905,261	5,211,768
Synnex Technology International Corp.	1,710,000	4,689,677
Epistar Corp.	1,240,643	3,484,202
InnoLux Display Corp.	1,158,258	3,095,651
Taiwan Semiconductor Manufacturing Co., Ltd.	1,459,930	3,021,290

Total Taiwan		24,855,227

THAILAND: 1.9%
Advanced Info Service Public Co., Ltd.	1,131,100	3,605,653

Total Thailand		3,605,653

INDONESIA: 1.8%
PT Telekomunikasi Indonesia ADR	84,600	3,548,124

Total Indonesia		3,548,124

MALAYSIA: 1.7%
Media Prima BHD	4,534,700	3,218,734

Total Malaysia		3,218,734

TOTAL INVESTMENTS: 99.8%		193,427,198
(Cost $172,788,344c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.2%		313,629

NET ASSETS: 100.0%		$193,740,827

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security

[c]	Cost of investments is $172,788,344 and net unrealized appreciation consists of:

Gross unrealized appreciation	$39,420,713
Gross unrealized depreciation	(18,781,859)

Net unrealized appreciation	$20,638,854

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

MATTHEWS CHINA FUND	March 31, 2008
SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: CHINA/HONG KONG: 100.0%
	SHARES	VALUE
CONSUMER DISCRETIONARY: 21.0%

Hotels, Restaurants & Leisure: 4.3%
Café de Coral Holdings, Ltd.	14,728,100	$28,286,898
Shangri-La Asia, Ltd.	7,315,600	19,946,041
China Travel International Investment HK, Ltd.	38,412,000	15,662,836

		63,895,775

Distributors: 3.4%
China Resources Enterprise, Ltd.	9,648,000	31,306,748
Li & Fung, Ltd.	5,001,200	18,733,513

		50,040,261

Automobiles: 2.7%
Dongfeng Motor Group Co., Ltd. H Shares	88,928,000	40,403,065

Textiles, Apparel & Luxury Goods: 2.6%
Ports Design, Ltd.	7,813,500	22,277,948
Glorious Sun Enterprises, Ltd.	33,994,000	16,623,735

		38,901,683

Media: 2.3%
Television Broadcasts, Ltd.	2,542,000	13,684,220
Clear Media, Ltd.[b]	10,128,000	8,488,976
Pico Far East Holdings, Ltd.	49,062,000	5,831,706
AirMedia Group, Inc. ADR[b]	357,600	5,685,840

		33,690,742

Diversified Consumer Services: 1.8%
New Oriental Education & Technology Group, Inc. ADR[b]	411,800	26,709,348

Specialty Retail: 1.6%
Belle International Holdings, Ltd.	23,204,000	24,287,902

Leisure Equipment & Products: 1.3%
Li Ning Co., Ltd.	6,686,500	19,033,981

Multiline Retail: 1.0%
Golden Eagle Retail Group, Ltd.	17,277,000	14,299,353

Total Consumer Discretionary		311,262,110

FINANCIALS: 19.6%

Real Estate Management & Development: 9.1%
China Vanke Co., Ltd. B Shares	20,838,980	46,685,509
Swire Pacific, Ltd. A Shares	3,676,000	41,660,900
Hang Lung Group, Ltd.	6,545,000	31,282,302
Agile Property Holdings, Ltd.	13,704,000	14,632,357

		134,261,068

Commercial Banks: 6.7%
China Merchants Bank Co., Ltd. H Shares	10,342,000	36,326,274
BOC Hong Kong Holdings, Ltd.	10,270,500	24,955,337
China Construction Bank Corp. H Shares	25,560,000	19,306,908
Bank of Communications Co., Ltd. H Shares	16,264,000	19,278,649

		99,867,168

Insurance: 3.8%
Ping An Insurance (Group) Co. of China, Ltd. H Shares	4,619,500	33,184,128
China Life Insurance Co., Ltd. H Shares	6,747,000	23,439,302

		56,623,430

Total Financials		290,751,666

INDUSTRIALS: 12.7%

Transportation Infrastructure: 4.3%
GZI Transport, Ltd.	38,869,000	18,509,308
China Merchants Holdings International Co., Ltd.	3,732,581	17,895,601
COSCO Pacific, Ltd.	7,530,000	14,817,286
Beijing Capital International Airport Co., Ltd. H Shares	13,332,000	12,223,947

		63,446,142

Industrial Conglomerates: 3.1%
NWS Holdings, Ltd.	13,739,276	46,700,579

Construction & Engineering: 1.7%
China Communications Construction Co., Ltd. H Shares	10,709,000	23,982,825
China Railway Construction Corp., Ltd. H Shares[b]	1,500,000	2,062,280

		26,045,105

Electrical Equipment: 1.5%
China High Speed Transmission Equipment Group Co., Ltd.[b]	14,850,000	21,870,790

Machinery: 1.1%
Shanghai Zhenhua Port Machinery Co., Ltd. B Shares	11,989,906	16,319,173

Airlines: 1.0%
Air China, Ltd. H Shares	16,937,900	14,508,872

Total Industrials		188,890,661

INFORMATION TECHNOLOGY: 12.3%

Internet Software & Services: 5.3%
Sina Corp.[b]	1,156,900	40,780,725
NetEase.com, Inc. ADR[b]	997,000	19,152,370
Tencent Holdings, Ltd.	3,159,000	18,229,621
Alibaba.com, Ltd.[b]	5,000	10,482

		78,173,198

Computers & Peripherals: 3.1%
Lenovo Group, Ltd.	41,066,000	26,809,072
TPV Technology, Ltd.	31,868,000	18,926,791

		45,735,863

Software: 2.1%
Kingdee International Software Group Co., Ltd.+	25,736,000	19,921,618
The9, Ltd. ADR[b]	532,300	10,912,150

		30,833,768

Communications Equipment: 1.2%
ZTE Corp. H Shares	3,955,800	18,814,475

IT Services: 0.6%
Travelsky Technology, Ltd. H Shares	12,178,000	9,092,892

Total Information Technology		182,650,196

UTILITIES: 10.5%

Gas Utilities: 3.7%
Hong Kong & China Gas Co., Ltd.	17,925,540	54,234,819

Independent Power Producers & Energy Traders: 3.5%
Huaneng Power International, Inc. H Shares	29,550,000	22,602,389
Datang International Power Generation Co., Ltd. H Shares	41,794,000	22,460,213
Huaneng Power International, Inc. ADR	213,400	6,517,236

		51,579,838

Electric Utilities: 3.3%
Cheung Kong Infrastructure Holdings, Ltd.	12,222,500	49,344,684

Total Utilities		155,159,341

ENERGY: 7.8%

Oil, Gas & Consumable Fuels: 6.3%
CNOOC, Ltd.	23,549,000	34,692,438
China Shenhua Energy Co., Ltd. H Shares	6,286,000	25,456,255
PetroChina Co., Ltd. H Shares	14,780,000	18,505,434
China Petroleum & Chemical Corp. (Sinopec) H Shares	16,242,000	14,050,260

		92,704,387

Energy Equipment & Services: 1.5%
China Oilfield Services, Ltd. H Shares	13,420,000	22,318,593

Total Energy		115,022,980

TELECOMMUNICATION SERVICES: 7.7%

Wireless Telecommunication Services: 6.4%
China Mobile, Ltd.	4,545,083	68,288,555
China Mobile, Ltd. ADR	359,500	26,966,095

		95,254,650

Diversified Telecommunication Services: 1.3%
China Communications Services Corp., Ltd. H Shares[b]	27,438,000	18,818,305

Total Telecommunication Services		114,072,955

CONSUMER STAPLES: 6.0%

Food Products: 3.6%
Tingyi (Cayman Islands) Holding Corp.	24,305,000	32,032,536
China Yurun Food Group, Ltd.	17,085,000	21,728,169

		53,760,705

Food & Staples Retailing: 1.3%
Lianhua Supermarket Holdings Co., Ltd. H Shares+	13,648,000	18,748,169

Beverages: 1.1%
Tsingtao Brewery Co., Ltd. H Shares	5,727,000	17,075,814

Total Consumer Staples		89,584,688

MATERIALS: 2.4%

Construction Materials: 1.9%
China National Building Material Co., Ltd. H Shares	11,604,000	27,784,447

Paper & Forest Products: 0.5%
Nine Dragons Paper Holdings, Ltd.	10,157,000	8,352,064

Total Materials		36,136,511

TOTAL INVESTMENTS: 100.0% (Cost $1,271,244,799c)		1,483,531,108

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.0%)		(243,285)

NET ASSETS: 100.0%		$1,483,287,823

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security

[c]	Cost of investments is $1,271,244,799 and net unrealized appreciation consists of:

Gross unrealized appreciation	$318,143,278
Gross unrealized depreciation	(105,856,969)

Net unrealized appreciation	$212,286,309

†	Affiliated Issuer, as defined under the Investment Company Act of 1940

(ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

MATTHEWS INDIA FUND	March 31, 2008
SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: INDIA: 96.2%

	SHARES	VALUE
FINANCIALS: 15.6%

Commercial Banks: 9.5%
HDFC Bank, Ltd.	983,033	$33,150,778
Axis Bank, Ltd.	1,499,200	29,767,841
Corporation Bank	3,159,331	22,171,810
Oriental Bank of Commerce	2,196,834	9,787,376
HDFC Bank, Ltd. ADR	10,000	982,400

		95,860,205

Thrifts & Mortgage Finance: 2.0%
Housing Development Finance Corp.	337,473	20,134,196

Real Estate Management & Development: 1.8%
Unitech, Ltd.	2,588,777	17,945,651

Diversified Financial Services: 1.2%
SREI Infrastructure Finance, Ltd.	3,525,000	11,997,422

Capital Markets: 0.7%
IL&FS Investsmart, Ltd.	2,256,457	6,670,124

Consumer Finance: 0.4%
Shriram Transport Finance Co., Ltd.	450,000	3,821,373

Total Financials		156,428,971

INFORMATION TECHNOLOGY: 14.5%

IT Services: 11.0%
Infosys Technologies, Ltd.	1,372,615	49,551,448
Wipro, Ltd.	1,947,435	21,078,465
Rolta India, Ltd.	2,898,990	19,002,088
HCL-Infosystems, Ltd.	3,903,185	15,792,220
Infosys Technologies, Ltd. ADR	129,500	4,632,215

		110,056,436

Internet Software & Services: 1.9%
Info Edge (India), Ltd.	566,727	12,197,172
Sify Technologies, Ltd. ADR[b]	1,669,624	7,446,523

		19,643,695

Software: 1.6%
Financial Technologies (India), Ltd.	399,855	16,007,291

Total Information Technology		145,707,422

CONSUMER DISCRETIONARY: 14.5%

Media: 5.8%
HT Media, Ltd.	3,477,688	15,038,974
SunTV Network, Ltd.	1,467,816	11,194,632
Zee Entertainment Enterprises, Ltd.	1,443,908	8,871,055
Television Eighteen India, Ltd.	801,847	7,996,068
Dish TV India, Ltd.[b]	3,362,097	4,165,069
PVR, Ltd.[b]	819,751	3,911,842
Inox Leisure, Ltd.	1,448,127	3,610,687
Wire and Wireless India, Ltd.[b]	3,395,454	3,073,877

		57,862,204

Automobiles: 2.4%
Mahindra & Mahindra, Ltd.	1,352,500	23,638,794

Multiline Retail: 1.8%
Vishal Retail, Ltd.[b]	876,436	18,251,360

Hotels, Restaurants & Leisure: 1.5%
Indian Hotels Co., Ltd.	5,333,200	15,037,031

Household Durables: 1.0%
Voltas, Ltd.	2,311,750	10,419,477

Textiles, Apparel & Luxury Goods: 1.0%
Titan Industries, Ltd.	369,589	9,792,760

Auto Components: 1.0%
Bharat Forge, Ltd.	1,466,000	9,769,976

Total Consumer Discretionary		144,771,602

INDUSTRIALS: 13.3%

Machinery: 6.3%
Ashok Leyland, Ltd.[b]	32,811,277	29,122,937
Jain Irrigation Systems, Ltd.	1,281,590	18,922,602
Thermax, Ltd.	905,000	13,700,281
Tata Motors, Ltd. ADR	72,600	1,134,012

		62,879,832

Industrial Conglomerates: 2.2%
Siemens India, Ltd.	942,414	14,616,457
MAX India, Ltd.[b]	2,135,602	7,894,190

		22,510,647

Construction & Engineering: 2.0%
Larsen & Toubro, Ltd.	266,330	20,310,803

Building Products: 2.0%
Sintex Industries, Ltd.	2,166,834	19,398,142

Air Freight & Logistics: 0.8%
Gati, Ltd.	3,281,339	7,992,130

Total Industrials		133,091,554

HEALTH CARE: 11.1%

Pharmaceuticals: 11.1%
Sun Pharmaceutical Industries, Ltd.[b]	1,319,260	40,815,018
Glenmark Pharmaceuticals, Ltd.	3,208,570	39,252,664
Cipla, Ltd.	5,489,657	30,242,627
Sun Pharma Advanced Research Co., Ltd.[b]	594,260	1,263,057

Total Health Care		111,573,366

CONSUMER STAPLES: 10.2%

Personal Products: 7.2%
Dabur India, Ltd.	19,286,659	53,318,950
Marico, Ltd.	11,124,720	18,859,376

		72,178,326

Household Products: 2.6%
Hindustan Unilever, Ltd.	4,637,269	26,451,646

Beverages: 0.4%
Radico Khaitan, Ltd.	1,542,000	4,258,049

Total Consumer Staples		102,888,021

TELECOMMUNICATION SERVICES: 6.7%

Wireless Telecommunication Services: 6.7%
Bharti Airtel, Ltd.[b]	1,969,191	40,721,510
Reliance Communications, Ltd.	2,049,755	26,192,372

Total Telecommunication Services		66,913,882

UTILITIES: 6.3%

Gas Utilities: 4.2%
Gail (India), Ltd.	3,726,501	39,853,722
Gujarat State Petronet Ltd.	1,750,000	2,479,401

		42,333,123

Electric Utilities: 2.1%
CESC, Ltd.	2,006,117	20,596,144

Total Utilities		62,929,267

ENERGY: 4.0%

Oil, Gas & Consumable Fuels: 4.0%
Reliance Industries, Ltd.	379,371	21,379,098
Chennai Petroleum Corp., Ltd.	2,717,744	19,067,774

Total Energy		40,446,872

TOTAL COMMON EQUITIES: INDIA		964,750,957

(Cost $788,101,722)

RIGHTS: 0.1%

CONSUMER DISCRETIONARY: 0.1%

Hotels, Restaurants & Leisure: 0.1%
Indian Hotels Co., Ltd., Equity Shares, expire 04/15/08	1,066,640	1,121,939
Indian Hotels Co., Ltd., 6% Non-Cnv. Debentures, expire 04/15/08	533,320	-

Total Consumer Discretionary		1,121,939

TOTAL RIGHTS		1,121,939

(Cost $)

INTERNATIONAL DOLLAR BONDS: 3.6%
	FACE AMOUNT
CONSUMER DISCRETIONARY: 1.7%

Automobiles: 1.7%
Mahindra & Mahindra, Ltd., Cnv.
0.000%, 04/14/11	$15,000,000	16,950,000

Total Consumer Discretionary		16,950,000

HEALTHCARE: 1.1%

Pharmaceuticals: 1.1%
Ranbaxy Laboratories, Ltd., Cnv.
0.000%, 03/18/11	10,000,000	11,037,500

Total Health Care		11,037,500

CONSUMER STAPLES: 0.8%

Beverages: 0.8%
Radico Khaitan, Ltd., Cnv.
3.500%, 07/27/11	7,000,000	7,700,000

Total Consumer Staples		7,700,000

TOTAL INTERNATIONAL DOLLAR BONDS		35,687,500

(Cost $36,961,199)

TOTAL INVESTMENTS: 99.9%		1,001,560,396
(Cost $825,062,921c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		826,898

NET ASSETS: 100.0%		$1,002,387,294

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security

[c]	Cost of investments is $825,062,921 and net unrealized appreciation consists of:

Gross unrealized appreciation	$239,075,037
Gross unrealized depreciation	(62,577,562)

Net unrealized appreciation	$176,497,475

ADR	American Depositary Receipt
Cnv.	Convertible

See accompanying notes to schedules of investments.

MATTHEWS JAPAN FUND	March 31, 2008
SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: JAPAN: 99.1%

	SHARES	VALUE
FINANCIALS: 25.7%

Real Estate Management & Development: 8.1%
Funai Zaisan Consultants Co., Ltd.	2,409	$4,240,108
Mitsubishi Estate Co., Ltd.	168,000	4,117,482
Daibiru Corp.	332,300	3,187,045
Sumitomo Realty & Development Co., Ltd.	137,000	2,440,738
Shoei Co., Ltd.	113,080	1,426,923
JOINT Corp.	96,400	627,846

		16,040,142

Commercial Banks: 6.0%
The Sumitomo Trust & Banking Co., Ltd.	529,000	3,666,127
The Chiba Bank, Ltd.	435,000	2,977,308
The Joyo Bank, Ltd.	518,000	2,649,596
Mitsubishi UFJ Financial Group, Inc.	217,630	1,903,789
Mitsubishi UFJ Financial Group, Inc. ADR	66,100	575,070

		11,771,890

Real Estate Investment Trusts: 4.5%
Tokyu REIT, Inc.	258	1,952,877
Nomura Real Estate Office Fund, Inc., REIT	233	1,898,057
Japan Logistics Fund, Inc., REIT	267	1,792,791
United Urban Investment Corp., REIT	273	1,707,242
Global One Real Estate Investment Corp., REIT	143	1,610,336

		8,961,303

Capital Markets: 3.5%
Ichiyoshi Securities Co., Ltd.	369,200	3,738,552
GCA Savvian Group Corp.[b]	881	3,172,943

		6,911,495

Insurance: 2.0%
The Fuji Fire & Marine Insurance Co., Ltd.	1,440,000	3,857,489

Consumer Finance: 1.6%
ORIX Corp.	22,330	3,079,672

Total Financials		50,621,991

INFORMATION TECHNOLOGY: 20.5%

Electronic Equipment & Instruments: 7.9%
Keyence Corp.	17,870	4,158,101
Nidec Corp.	45,400	2,801,534
Murata Manufacturing Co., Ltd.	55,000	2,759,061
Hoya Corp.	95,500	2,256,462
Ohara, Inc.	113,900	2,055,107
Topcon Corp.	184,300	1,469,805

		15,500,070

Software: 3.9%
Nintendo Co., Ltd.	11,915	6,233,983
NSD Co., Ltd.	99,100	1,452,932

		7,686,915

IT Services: 2.2%
Nomura Research Institute, Ltd.	164,600	4,331,743

Internet Software & Services: 2.0%
Yahoo! Japan Corp.	7,680	4,036,224

Office Electronics: 1.9%
Canon, Inc. ADR	79,450	3,684,097

Computers & Peripherals: 1.5%
Melco Holdings, Inc.	172,500	2,957,552

Semiconductors & Semiconductor Equipment: 1.1%
Sumco Corp.	100,800	2,222,985

Total Information Technology		40,419,586

CONSUMER DISCRETIONARY: 19.7%

Household Durables: 6.1%
Sekisui House, Ltd.	438,000	4,091,899
Sony Corp. ADR	75,900	3,041,313
Matsushita Electric Industrial Co., Ltd.	112,000	2,434,545
Sony Corp.	60,000	2,413,299

		11,981,056

Specialty Retail: 3.6%
Nitori Co., Ltd.	66,100	3,754,682
Point, Inc.	70,090	3,323,602

		7,078,284

Diversified Consumer Services: 3.1%
Benesse Corp.	127,900	6,035,653

Hotels, Restaurants & Leisure: 3.0%
Pacific Golf Group International Holdings KKb	3,058	3,221,703
Doutor Nichires Holdings Co., Ltd.	136,300	2,700,666

		5,922,369

Automobiles: 2.7%
Toyota Motor Corp. ADR	53,100	5,357,259

Multiline Retail: 1.2%
The Daiei, Inc.[b]	395,800	2,356,843

Total Consumer Discretionary		38,731,464

INDUSTRIALS: 15.0%

Machinery: 6.4%
Fanuc, Ltd.	37,800	3,626,303
Mitsubishi Heavy Industries, Ltd.	756,000	3,264,275
OSG Corp.	205,100	2,390,046
OKUMA Corp.	183,000	1,984,539
Takeuchi Manufacturing Co., Ltd.	67,000	1,382,291

		12,647,454

Commercial Services & Supplies: 3.0%
Park24 Co., Ltd.	203,300	2,014,509
Daiseki Co., Ltd.	65,890	1,987,641
Secom Co., Ltd.	36,800	1,810,745

		5,812,895

Road & Rail: 1.8%
East Japan Railway Co.	416	3,468,846

Trading Companies & Distributors: 1.8%
Mitsubishi Corp.	112,900	3,454,292

Airlines: 1.4%
Japan Airlines Corp.[b]	1,101,000	2,871,032

Construction & Engineering: 0.6%
JGC Corp.	78,000	1,197,017

Total Industrials		29,451,536

HEALTH CARE: 7.1%

Health Care Equipment & Supplies: 5.6%
Sysmex Corp.	129,400	4,705,404
Nakanishi, Inc.	28,300	2,916,717
Terumo Corp.	54,000	2,842,310
ASAHI INTECC Co., Ltd.	88,400	539,176

		11,003,607

Pharmaceuticals: 1.5%
Takeda Pharmaceutical Co., Ltd.	60,400	3,032,206

Total Health Care		14,035,813

CONSUMER STAPLES: 6.8%

Food Products: 3.6%
Unicharm Petcare Corp.	224,000	7,128,597

Household Products: 3.2%
Pigeon Corp.	303,900	6,351,188

Total Consumer Staples		13,479,785

MATERIALS: 3.2%

Chemicals: 2.7%
Toray Industries, Inc.	488,000	3,198,527
Nitto Denko Corp.	50,100	2,130,214

		5,328,741

Construction Materials: 0.5%
Taiheiyo Cement Corp.	420,000	1,023,030

Total Materials		6,351,771

TELECOMMUNICATION SERVICES: 0.6%

Wireless Telecommunication Services: 0.6%
KDDI Corp.	177	1,088,705

Total Telecommunication Services		1,088,705

ENERGY: 0.5%

Oil and Gas Consumable Fuels: 0.5%
Inpex Holdings, Inc.	90	1,017,303

Total Energy		1,017,303

TOTAL INVESTMENTS: 99.1%		195,197,954
(Cost $215,607,843c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.9%		1,708,458

NET ASSETS: 100.0%		$196,906,412

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security

[c]	Cost of investments is $215,607,843 and net unrealized depreciation consists of:

Gross unrealized appreciation	$14,414,512
Gross unrealized depreciation	(34,824,401)

Net unrealized depreciation	$(20,409,889)

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

MATTHEWS KOREA FUND	March 31, 2008
SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: SOUTH KOREA: 99.1%
	SHARES	VALUE
FINANCIALS: 23.2%

Commercial Banks: 11.7%
Shinhan Financial Group Co., Ltd.	163,708	$8,648,528
Hana Financial Group, Inc.	161,762	6,630,142
Kookmin Bank	114,498	6,426,491
Kookmin Bank ADR	13,839	775,676

		22,480,837

Capital Markets: 7.3%
Samsung Securities Co., Ltd.	91,602	6,760,949
Kiwoom Securities Co., Ltd.	92,750	5,296,518
Korea Investment Holdings Co., Ltd.	43,413	2,048,208

		14,105,675

Insurance: 4.2%
Samsung Fire & Marine Insurance Co., Ltd.	38,847	8,053,650

Total Financials		44,640,162

INFORMATION TECHNOLOGY: 17.0%

Semiconductors & Semiconductor Equipment: 9.2%
Samsung Electronics Co., Ltd.	27,904	17,645,163

Internet Software & Services: 6.8%
NHN Corp.[b]	41,914	9,842,526
CDNetworks Co., Ltd.[b]	204,765	3,303,952

		13,146,478

Electronic Equipment & Instruments: 1.0%
Thinkware Systems Corp.[b]	61,568	2,010,579

Total Information Technology		32,802,220

INDUSTRIALS: 13.7%

Construction & Engineering: 4.1%
GS Engineering & Construction Corp.	26,932	3,974,395
Samsung Engineering Co., Ltd.	24,209	2,256,670
Hyundai Development Co.	22,988	1,580,590

		7,811,655

Industrial Conglomerates: 3.7%
Samsung Techwin Co., Ltd.	77,540	4,240,128
Orion Corp.	16,695	2,871,570

		7,111,698

Commercial Services & Supplies: 3.2%
S1 Corp.	119,944	6,236,655

Machinery: 2.7%
JVM Co., Ltd.	113,754	5,175,160

Total Industrials		26,335,168

CONSUMER DISCRETIONARY: 12.7%

Media: 2.7%
Cheil Communications, Inc.	13,070	3,152,888
ON*Media Corp.[b]	539,530	2,021,808

		5,174,696

Multiline Retail: 2.6%
Hyundai Department Store Co., Ltd.	51,820	5,000,793

Automobiles: 2.2%
Hyundai Motor Co.	53,999	4,312,299

Household Durables: 2.2%
LG Electronics, Inc.	31,362	4,030,575
Intelligent Digital Integrated Security Co., Ltd.	13,104	263,085

		4,293,660

Auto Components: 1.8%
Hankook Tire Co., Ltd.	222,250	3,535,785

Hotels, Restaurants & Leisure: 1.2%
Modetour Network, Inc.	64,844	2,239,996

Total Consumer Discretionary		24,557,229

HEALTH CARE: 10.5%

Pharmaceuticals: 10.5%
Daewoong Pharmaceutical Co., Ltd.[b]	64,807	7,121,247
Hanmi Pharmaceutical Co., Ltd.	39,256	6,177,846
Yuhan Corp.	31,319	5,890,681
Dong-A-Pharmaceutical Co., Ltd.	8,949	955,028

Total Health Care		20,144,802

CONSUMER STAPLES: 9.9%

Food & Staples Retailing: 5.4%
Shinsegae Co., Ltd.	10,709	6,763,406
Shinsegae Food Co., Ltd.	62,465	3,758,017

		10,521,423

Personal Products: 2.9%
Amorepacific Corp.	10,254	5,554,978

Beverages: 1.6%
Hite Brewery Co., Ltd.	26,715	3,016,396

Total Consumer Staples		19,092,797

TELECOMMUNICATION SERVICES: 5.3%

Wireless Telecommunication Services: 3.9%
SK Telecom Co., Ltd.	29,288	5,544,077
SK Telecom Co., Ltd. ADR	89,500	1,934,095

		7,478,172

Diversified Telecommunication Services: 1.4%
KT Corp.	38,460	1,828,400
KT Corp. ADR	36,900	876,375

		2,704,775

Total Telecommunication Services		10,182,947

MATERIALS: 3.9%

Chemicals: 2.6%
SSCP Co., Ltd.[b]	112,843	2,581,532
LG Chem, Ltd.	31,016	2,326,248

		4,907,780

Metals & Mining: 1.3%
POSCO ADR	21,500	2,558,070

Total Materials		7,465,850

ENERGY: 2.9%

Oil, Gas & Consumable Fuels: 2.9%
GS Holdings Corp.	96,517	3,769,514
S-Oil Corp.	28,750	1,833,902

Total Energy		5,603,416

TOTAL INVESTMENTS: 99.1%		190,824,591
(Cost $141,170,488c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.9%		1,792,441

NET ASSETS: 100.0%		$192,617,032

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security

[c]	Cost of investments is $141,170,488 and net unrealized appreciation consists of:

Gross unrealized appreciation	$63,343,788
Gross unrealized depreciation	(13,689,685)

Net unrealized appreciation	$49,654,103

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

A. SECURITY VALUATION: The Funds’ equity securities are valued based on market quotations or at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”) when no market quotations are available or when market quotations have become unreliable. The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”), subject to the Funds’ Pricing Policies. The Funds’ have retained third-party pricing services which may be utilized by the Valuation Committee under circumstances described in the Pricing Policies to provide fair value prices for certain securities held by the Funds. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV differ from quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight.

The books and records of the Funds are maintained in U.S. Dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the current exchange rate. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. International dollar bonds are issued offshore, pay interest and principal in U.S. Dollars, and are denominated in U.S. Dollars.

Market values for equity securities are determined based on the last sale price on the principal (or most advantageous) market on which the security is traded. If a reliable last sale price is not available, market values for equity securities are determined using the mean between the last available bid and asked price. Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board.

Foreign securities are valued as of the close of trading on the primary (or most advantageous) market on which they trade. The value is then converted to U.S. dollars using current exchange rates and in accordance with the Pricing Policies. Foreign currency exchange rates are determined as of the close of trading on the New York Stock Exchange, Inc. (“NYSE”)

Events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of a Funds’ NAV on that day. If events that materially affect the value of the Funds’ foreign investments occur during such period, and the impact of such events can be reasonably determined, the investments will be valued at their fair value as described above.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

B. ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 “FAIR VALUE MEASUREMENTS” (“FAS 157”): In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

—            Level 1 - quoted prices in active markets for identical securities

—            Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—            Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows:

	Matthews Asia Pacific Fund	Matthews Asia Pacific Equity Income Fund	Matthews Pacific Tiger Fund	Matthews Asian Growth and Income Fund	Matthews Asian Technology Fund
Level 1 – Quoted Prices	$48,975,077	$5,104,045	$164,929,813	$380,867,587	$47,047,542
Level 2 – Other Significant Observable Inputs	360,995,407	84,436,851	2,968,727,614	1,654,013,796	146,379,656
Level 3 – Significant Unobservable Inputs	0	0	0	25,692,008	0
Total Market Value of Investments	$409,970,484	$89,540,896	$3,133,657,427	$2,060,573,391	$193,427,198

	Matthews China Fund	Matthews India Fund	Matthews Japan Fund	Matthews Korea Fund
Level 1 – Quoted Prices	$138,786,044	$42,182,650	$15,830,682	$6,144,216
Level 2 – Other Significant Observable Inputs	1,344,745,064	959,377,746	179,367,272	184,680,375
Level 3 – Significant Unobservable Inputs	0	0	0	0
Total Market Value of Investments	$1,483,531,108	$1,001,560,396	$195,197,954	$190,824,591

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Matthews Asia Pacific Equity Income Fund	Matthews Asian Growth and Income Fund
Balance as of 12/31/07 (market value)	$2,115,979	$6,791,533
Transfers in/and or out of Level 3	(2,115,979)	18,900,475
Balance as of 3/31/08 (market value)	$0	$25,692,008

C. TAX INFORMATION: Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post October losses at fiscal year end December 31, 2007 were as follows:

	POST OCTOBER CAPITAL LOSSES	POST OCTOBER CURRENCY LOSSES
Matthews Pacific Tiger Fund	$-	($220,413)
Matthews Asian Growth and Income Fund	-	(22,680)
Matthews Asian Technology Fund	(587,611)	-
Matthews China Fund	-	(19,959)
Matthews India Fund	-	(31,442)
Matthews Korea Fund	-	(10,385)

For federal income tax purposes, the Fund indicated below has capital loss carryforwards, which expire in the year indicated, as of December 31, 2007, which are available to offset future capital gains, if any:

LOSSES DEFERRED EXPIRING IN:	2008	2009	2010	TOTAL
Matthews Asian Technology Fund	($1,570,881)	($5,967,059)	($3,461,198)	($10,999,138)

For additional information regarding the accounting policies of the Matthews Asian Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Guilfoyle
William J. Guilfoyle, President
(principal executive officer)

Date	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Guilfoyle
William J. Guilfoyle, President
(principal executive officer)

Date	May 22, 2008

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	May 22, 2008

*	Print the name and title of each signing officer under his or her signature.